4. Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Components of provision for income taxes

Loss before income taxes:

	2016	2015	2014
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(640)	(1,904)	(879)

The provision / (credit) for income taxes consist of:

	2016	2015	2014
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	212	(72)	8
Total current provision / (credit)	212	(72)	8

Deferred tax expenses:
The PRC and Hong Kong	16	25	10
Total deferred provision	16	25	10

Reconciling items from income tax
	2016	2015	2014
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(136)	(177)	(194)
Change in valuation allowances	350	455	93
Under-provision for income tax in prior years	-	(69)	-
Non-deductible expenses	14	(256)	119
Total provision / (credit) for income tax at effective tax rate	228	(47)	18

Components of deferred tax assets
	2016	2015
	US$’000	US$’000

Tax losses	838	1,159
Temporary differences	(2)	1
Less: Valuation allowances	(650)	(958)
Net deferred tax assets	186	202

ZHEJIANG JIAHUAN
Components of provision for income taxes
	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Income taxes	1,387	861	484

Reconciling items from income tax
	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Income before income taxes	11,849	5,797	5,194

Computed tax using respective companies’ statutory tax rates	2,326	1,119	1,299
Tax effect on revenue not subject to tax	(930)	(447)	(537)
(Over) / under provision for income tax in prior years	(9)	189	(278)

Total provision for income tax at effective tax rate	1,387	861	484

ZHEJIANG TIANLAN
Components of provision for income taxes
	2016	2015	2014
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	6,298	3,351	2,159

Income taxes	6,298	3,351	2,159

Deferred tax benefit:	(1,337)	(177)	(1,391)

Total deferred taxes	(1,337)	(177)	(1,391)

Reconciling items from income tax
	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Income before income taxes	27,603	24,927	14,776

Computed tax using respective companies’ statutory tax rates	4,078	3,767	2,216
(Over)-provision for income tax in prior years	57	-	(2,418)
Permanent difference	(82)	-	-
Temporary differences	(1,337)	(177)	1,575
Tax effect of revenue not subject to tax	(901)	(1,068)	(695)
Tax effect of expenses not deductible for tax purposes	2,732	596	90
Tax effect of unused tax losses not recognized	414	56	-

Total provision for income tax at effective tax rate	4,961	3,174	768

Components of deferred tax assets
	2016	2015
	RMB’000	RMB’000

Tax losses	-	-
Allowance for doubtful debts	5,864	4,527

Net deferred tax assets	5,864	4,527